Quarterly Holdings Report
for
Fidelity® Growth Company K6 Fund
February 29, 2024
GCF-K6-NPRT1-0424
1.9893922.104
Common Stocks - 98.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.5%
Diversified Telecommunication Services - 0.0%
Verizon Communications, Inc.	7,213	288,664
Entertainment - 1.1%
Netflix, Inc. (a)	291,259	175,605,876
Roblox Corp. (a)	179,603	7,166,160
Roku, Inc. Class A (a)	147,172	9,298,327
The Walt Disney Co.	89,408	9,976,145
		202,046,508
Interactive Media & Services - 8.0%
Alphabet, Inc.:
Class A (a)	4,191,556	580,362,844
Class C (a)	1,803,640	252,112,799
Epic Games, Inc. (a)(b)(c)	5,000	3,430,300
Meta Platforms, Inc. Class A	1,255,989	615,597,889
Snap, Inc. Class A (a)	2,234,134	24,620,157
		1,476,123,989
Media - 0.0%
Comcast Corp. Class A	42,658	1,827,895
The Trade Desk, Inc. (a)	24,017	2,051,772
		3,879,667
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc.	431,908	70,530,576
TOTAL COMMUNICATION SERVICES		1,752,869,404
CONSUMER DISCRETIONARY - 17.9%
Automobiles - 1.1%
Rad Power Bikes, Inc. (a)(b)(c)	171,416	73,709
Rad Power Bikes, Inc. warrants 10/6/33 (a)(b)(c)	280,502	661,985
Rivian Automotive, Inc. (a)(d)	2,629,505	29,765,997
Tesla, Inc. (a)	861,292	173,877,629
		204,379,320
Broadline Retail - 6.1%
Amazon.com, Inc. (a)	5,895,529	1,042,093,706
Etsy, Inc. (a)	32,085	2,300,174
Ollie's Bargain Outlet Holdings, Inc. (a)	841,749	67,483,017
Ozon Holdings PLC ADR (a)(c)(d)	6,684	88,229
PDD Holdings, Inc. ADR (a)	46,268	5,762,217
		1,117,727,343
Diversified Consumer Services - 0.0%
Duolingo, Inc. (a)	14,559	3,479,601
Hotels, Restaurants & Leisure - 1.2%
Airbnb, Inc. Class A (a)	82,434	12,980,882
Booking Holdings, Inc.	24,324	84,375,821
Chipotle Mexican Grill, Inc. (a)	15,306	41,154,314
Dutch Bros, Inc. (a)	241,542	7,036,118
Expedia, Inc. (a)	76,003	10,398,730
Marriott International, Inc. Class A	123,292	30,806,972
McDonald's Corp.	886	258,960
Penn Entertainment, Inc. (a)	758,952	13,888,822
Shake Shack, Inc. Class A (a)	20,317	2,160,103
Sonder Holdings, Inc.:
Stage 1 rights (a)(c)	5,104	51
Stage 2 rights (a)(c)	5,104	0
Stage 3 rights (a)(c)	5,104	0
Stage 4 rights (a)(c)	5,104	0
Stage 5:
rights (a)(c)	5,103	0
rights (a)(c)	5,102	0
Starbucks Corp.	130,124	12,348,768
Sweetgreen, Inc. Class A (a)	301,405	3,839,900
Zomato Ltd. (a)	1,275,000	2,544,770
		221,794,211
Household Durables - 0.4%
Garmin Ltd.	99,601	13,680,197
Lennar Corp. Class A	342,928	54,357,517
Purple Innovation, Inc. (d)	1,095,007	2,036,713
SharkNinja Hong Kong Co. Ltd.	70,994	3,833,676
Toll Brothers, Inc.	53,653	6,150,780
		80,058,883
Specialty Retail - 2.7%
Abercrombie & Fitch Co. Class A (a)	73,929	9,445,169
Dick's Sporting Goods, Inc.	55,170	9,814,191
Fanatics, Inc. Class A (a)(b)(c)	204,775	14,663,938
Five Below, Inc. (a)	39,129	7,852,408
Floor & Decor Holdings, Inc. Class A (a)	105,015	12,719,417
Foot Locker, Inc.	223,553	7,696,930
Lowe's Companies, Inc.	300,210	72,251,541
Revolve Group, Inc. (a)(d)	674,154	14,784,197
RH (a)	12,680	3,479,392
Ross Stores, Inc.	118,745	17,688,255
RumbleON, Inc. Class B (a)(d)	183,445	1,392,348
The Home Depot, Inc.	337,320	128,387,365
TJX Companies, Inc.	1,156,055	114,611,293
Wayfair LLC Class A (a)(d)	1,309,215	78,029,214
		492,815,658
Textiles, Apparel & Luxury Goods - 6.4%
Birkenstock Holding PLC (d)	95,826	4,792,258
Canada Goose Holdings, Inc. (a)(d)	459,573	6,261,286
Crocs, Inc. (a)	71,302	8,716,670
Deckers Outdoor Corp. (a)	231,559	207,381,925
Figs, Inc. Class A (a)(d)	124,308	650,131
Li Ning Co. Ltd.	502,393	1,252,534
lululemon athletica, Inc. (a)	1,533,183	716,134,447
NIKE, Inc. Class B	297,685	30,938,402
On Holding AG (a)(d)	1,670,599	58,504,377
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,266,232	140,075,800
		1,174,707,830
TOTAL CONSUMER DISCRETIONARY		3,294,962,846
CONSUMER STAPLES - 2.9%
Beverages - 1.2%
Celsius Holdings, Inc. (a)(d)	338,883	27,659,630
Constellation Brands, Inc. Class A (sub. vtg.)	11,329	2,815,483
Keurig Dr. Pepper, Inc.	678,339	20,289,119
Monster Beverage Corp.	955,815	56,488,667
PepsiCo, Inc.	223,523	36,957,293
The Coca-Cola Co.	1,283,914	77,060,518
		221,270,710
Consumer Staples Distribution & Retail - 0.9%
Costco Wholesale Corp.	116,026	86,310,581
Dollar General Corp.	42,544	6,182,069
Dollar Tree, Inc. (a)	33,143	4,861,415
Kroger Co.	221,583	10,992,733
Maplebear, Inc. (NASDAQ)	26,388	858,666
Target Corp.	163,278	24,968,472
Walmart, Inc.	369,915	21,680,718
		155,854,654
Food Products - 0.2%
Bowery Farming, Inc. warrants (a)(b)(c)	14,709	60,748
Bunge Global SA	163,071	15,389,010
Kellanova	46,809	2,581,516
Mondelez International, Inc.	95,258	6,960,502
The Hershey Co.	46,645	8,765,528
The Real Good Food Co. LLC:
Class B (a)(c)	149,688	2
Class B unit (a)(e)	149,688	173,638
The Real Good Food Co., Inc. (a)	183,251	212,571
WK Kellogg Co.	36,201	529,983
		34,673,498
Household Products - 0.2%
Church & Dwight Co., Inc.	62,842	6,291,741
Colgate-Palmolive Co.	33,166	2,869,522
Procter & Gamble Co.	179,886	28,591,081
The Clorox Co.	24,277	3,721,907
		41,474,251
Personal Care Products - 0.1%
elf Beauty, Inc. (a)	49,002	10,218,387
Kenvue, Inc.	131,293	2,494,567
Oddity Tech Ltd. (e)	57,026	2,405,357
Oddity Tech Ltd. (d)	33,662	1,419,863
Olaplex Holdings, Inc. (a)	170,532	317,190
The Beauty Health Co. (a)(d)	1,565,510	5,213,148
The Beauty Health Co. (a)(b)	428,643	1,427,381
		23,495,893
Tobacco - 0.3%
JUUL Labs, Inc. Class A (a)(b)(c)(f)	2,686,353	2,874,398
Philip Morris International, Inc.	654,368	58,866,945
		61,741,343
TOTAL CONSUMER STAPLES		538,510,349
ENERGY - 0.7%
Energy Equipment & Services - 0.1%
Baker Hughes Co. Class A	210,473	6,227,896
Halliburton Co.	452,299	15,862,126
		22,090,022
Oil, Gas & Consumable Fuels - 0.6%
Cameco Corp.	661,121	26,795,234
EOG Resources, Inc.	9,384	1,074,093
EQT Corp.	137,932	5,124,174
Hess Corp.	114,801	16,732,246
Range Resources Corp.	810,068	25,614,350
Reliance Industries Ltd.	506,346	17,845,955
Valero Energy Corp.	60,121	8,504,717
		101,690,769
TOTAL ENERGY		123,780,791
FINANCIALS - 3.1%
Banks - 0.5%
Bank of America Corp.	817,912	28,234,322
HDFC Bank Ltd. sponsored ADR	417,497	22,336,090
JPMorgan Chase & Co.	123,206	22,923,708
Wells Fargo & Co.	201,501	11,201,441
		84,695,561
Capital Markets - 0.3%
3i Group PLC	124,088	3,876,890
BlackRock, Inc. Class A	43,441	35,245,421
Coinbase Global, Inc. (a)	75,334	15,334,989
		54,457,300
Financial Services - 2.3%
Adimab LLC (b)(c)(g)	196,899	3,762,740
Block, Inc. Class A (a)	102,596	8,153,304
Jio Financial Services Ltd.	672,846	2,516,222
MasterCard, Inc. Class A	381,074	180,918,692
PayPal Holdings, Inc. (a)	181,586	10,956,899
Saluda Medical, Inc. warrants 1/20/27 (a)(b)(c)	23,230	70,852
Toast, Inc. (a)(d)	658,720	15,150,560
Visa, Inc. Class A	748,749	211,626,417
		433,155,686
Insurance - 0.0%
Progressive Corp.	19,100	3,620,596
TOTAL FINANCIALS		575,929,143
HEALTH CARE - 13.4%
Biotechnology - 7.4%
4D Molecular Therapeutics, Inc. (a)	71,200	1,995,024
4D Pharma PLC (a)(c)(d)	1,121,955	235,946
AbbVie, Inc.	136,864	24,094,907
Absci Corp. (a)(d)	1,572,343	8,113,290
ACADIA Pharmaceuticals, Inc. (a)	521,661	12,123,402
Acelyrin, Inc.	184,480	1,558,856
Akouos, Inc. (CVR) (a)(c)	338,256	280,752
Alector, Inc. (a)	1,273,701	8,877,696
Allogene Therapeutics, Inc. (a)	1,313,495	6,449,260
Alnylam Pharmaceuticals, Inc. (a)	457,498	69,123,373
Amgen, Inc.	120,104	32,888,078
Annexon, Inc. (a)	549,442	3,060,392
Apellis Pharmaceuticals, Inc. (a)	95,964	5,946,889
Apogee Therapeutics, Inc. (d)	323,625	11,268,623
Arcellx, Inc. (a)	16,000	1,053,120
Argenx SE ADR (a)	195,662	74,353,517
Arrowhead Pharmaceuticals, Inc. (a)	185,963	5,969,412
Ascendis Pharma A/S sponsored ADR (a)	17,723	2,618,750
aTyr Pharma, Inc. (a)	822,503	1,579,206
Avidity Biosciences, Inc. (a)	823,876	15,076,931
Avidity Biosciences, Inc. (b)	193,700	3,196,050
AVROBIO, Inc. (b)(c)(f)	176,989	2,194,501
Beam Therapeutics, Inc. (a)(d)	296,250	11,698,913
BeiGene Ltd. ADR (a)(d)	157,697	26,122,508
Biomea Fusion, Inc. (a)(d)	629,479	11,015,883
BioNTech SE ADR (a)	24,353	2,166,443
BioXcel Therapeutics, Inc. (a)(d)	316,746	1,007,252
Cargo Therapeutics, Inc.	141,526	3,422,099
Caris Life Sciences, Inc. (a)(b)(c)	362,791	1,012,187
Century Therapeutics, Inc. (a)(d)	555,033	2,036,971
Cerevel Therapeutics Holdings (a)	379,564	15,562,124
Cibus, Inc. (a)(d)	269,940	4,707,754
Codiak Biosciences, Inc. warrants 9/15/27 (a)(c)	95,000	1
CRISPR Therapeutics AG (a)(d)	235,568	19,839,537
Cyclerion Therapeutics, Inc. (a)	9,534	30,032
Day One Biopharmaceuticals, Inc. (a)(d)	294,386	4,925,078
Denali Therapeutics, Inc. (a)	6,070	120,065
Dianthus Therapeutics, Inc. (a)	80,342	1,988,465
Dianthus Therapeutics, Inc. (unlisted) (b)	181,889	4,276,665
Disc Medicine, Inc. rights (a)(c)	50,893	1
Dyne Therapeutics, Inc. (a)	176,900	4,758,610
Foghorn Therapeutics, Inc. (a)(d)	290,298	2,244,004
Generation Bio Co. (a)	503,195	1,263,019
Geron Corp. (a)	600,357	1,200,714
Ideaya Biosciences, Inc. (a)	896,500	40,073,550
Idorsia Ltd. (a)(d)	195,473	493,352
Immunocore Holdings PLC ADR (a)	225,991	15,191,115
Immunome, Inc. (a)(d)	443,152	10,724,278
Immunovant, Inc. (a)	812,438	28,735,932
Invivyd, Inc. (a)	690,823	2,714,934
Ionis Pharmaceuticals, Inc. (a)(d)	2,419,506	109,385,866
Janux Therapeutics, Inc. (a)	350,687	16,966,237
Korro Bio, Inc. (m)	36,539	1,676,592
Korro Bio, Inc. (b)	21,489	1,037,919
Krystal Biotech, Inc. (a)	212,235	33,845,115
Kymera Therapeutics, Inc. (a)	317,762	13,568,437
Legend Biotech Corp. ADR (a)	655,247	42,695,895
Lyell Immunopharma, Inc. (a)	325,642	950,875
Moderna, Inc. (a)	362,760	33,460,982
Monte Rosa Therapeutics, Inc. (a)	256,970	1,626,620
Moonlake Immunotherapeutics (a)(d)	81,873	3,949,554
Morphic Holding, Inc. (a)	466,178	17,225,277
Nuvalent, Inc. Class A (a)	602,134	50,651,512
Omega Therapeutics, Inc. (a)(d)	755,934	3,106,889
ORIC Pharmaceuticals, Inc. (a)(d)	275,290	3,507,195
Poseida Therapeutics, Inc. (a)	1,156,573	4,580,029
Prothena Corp. PLC (a)	823,660	22,724,779
RAPT Therapeutics, Inc. (a)	482,252	4,132,900
Recursion Pharmaceuticals, Inc. (a)(d)	635,386	8,552,296
Regeneron Pharmaceuticals, Inc. (a)	88,592	85,587,845
Relay Therapeutics, Inc. (a)	212,417	2,128,418
Revolution Medicines, Inc. (a)	352,312	10,386,158
Roivant Sciences Ltd. (a)	3,492,724	39,956,763
Sage Therapeutics, Inc. (a)	548,067	11,772,479
Sagimet Biosciences, Inc. (d)	68,054	417,171
Sana Biotechnology, Inc. (a)(d)	1,446,327	14,521,123
Scholar Rock Holding Corp. (a)	704,345	10,917,348
Scholar Rock Holding Corp. warrants 12/31/25 (a)(b)	39,325	357,647
Seres Therapeutics, Inc. (a)(d)	2,156,475	2,458,382
Shattuck Labs, Inc. (a)	583,260	5,091,860
Sigilon Therapeutics, Inc. rights (a)(c)	8,716	65,980
SpringWorks Therapeutics, Inc. (a)(d)	1,201,404	59,181,161
Spyre Therapeutics, Inc. (b)	116,531	3,037,730
Spyre Therapeutics, Inc. (a)	212,577	5,833,113
Summit Therapeutics, Inc. (a)(d)	145,400	660,116
Tango Therapeutics, Inc. (a)	395,249	4,399,121
Tango Therapeutics, Inc. (b)	166,072	1,848,381
Taysha Gene Therapies, Inc. (a)	1,459,758	4,612,835
Tourmaline Bio, Inc.	25,148	976,245
Turnstone Biologics Corp.	71,605	326,519
UNITY Biotechnology, Inc. warrants 8/22/27 (a)	718,049	6,719
Vaxcyte, Inc. (a)	365,204	26,959,359
Vera Therapeutics, Inc. (a)	248,082	11,679,701
Vertex Pharmaceuticals, Inc. (a)	82,226	34,595,767
Verve Therapeutics, Inc. (a)(d)	137,415	2,342,926
Viking Therapeutics, Inc. (a)	1,246,075	96,010,079
Vor Biopharma, Inc. (a)	514,504	1,183,359
WuXi XDC Cayman, Inc.	140,755	327,191
Zai Lab Ltd. ADR (a)(d)	122,906	2,578,568
Zealand Pharma A/S (a)	243,286	23,423,752
Zentalis Pharmaceuticals, Inc. (a)	284,017	4,234,693
		1,350,912,939
Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	26,886	3,189,755
Blink Health LLC Series A1 (a)(b)(c)	65,933	3,126,543
Boston Scientific Corp. (a)	40,792	2,700,838
DexCom, Inc. (a)	75,730	8,714,251
Inspire Medical Systems, Inc. (a)	18,357	3,286,637
Insulet Corp. (a)	90,398	14,825,272
Intuitive Surgical, Inc. (a)	199,465	76,913,704
Medical Microinstruments, Inc. warrants 2/16/31 (a)(b)(c)	3,611	0
Novocure Ltd. (a)	1,816,999	27,818,255
Outset Medical, Inc. (a)	431,848	1,360,321
Penumbra, Inc. (a)	7,057	1,657,830
Presbia PLC (a)(c)	96,997	1
PROCEPT BioRobotics Corp. (a)	482,233	23,311,143
Shockwave Medical, Inc. (a)	80,014	20,873,252
		187,777,802
Health Care Providers & Services - 0.9%
Alignment Healthcare, Inc. (a)	442,783	2,656,698
Guardant Health, Inc. (a)	145,008	2,755,152
Humana, Inc.	17,156	6,010,090
McKesson Corp.	31,756	16,557,896
The Oncology Institute, Inc. (a)(b)	446,788	839,961
UnitedHealth Group, Inc.	279,474	137,948,366
		166,768,163
Health Care Technology - 0.0%
DNA Script (a)(b)(c)	115	12,931
DNA Script (a)(b)(c)	439	49,407
		62,338
Life Sciences Tools & Services - 0.4%
10X Genomics, Inc. (a)	600,565	28,010,352
Danaher Corp.	34,629	8,765,985
Gerresheimer AG	21,332	2,499,230
Thermo Fisher Scientific, Inc.	42,516	24,241,773
WuXi AppTec Co. Ltd. (H Shares) (e)	339,282	2,110,356
Wuxi Biologics (Cayman), Inc. (a)(e)	2,288,201	5,419,853
		71,047,549
Pharmaceuticals - 3.7%
Adimab LLC (a)(b)(c)(g)	196,899	1,256,216
Agomab Therapeutics SA warrants 10/10/33 (a)(c)	10	0
Alto Neuroscience, Inc.	127,000	1,955,800
Arvinas Holding Co. LLC (a)	58,341	2,682,519
Atea Pharmaceuticals, Inc. (a)	682,070	2,939,722
Bristol-Myers Squibb Co.	129,656	6,580,042
Dragonfly Therapeutics, Inc. (a)(b)(c)	31,376	569,161
Eli Lilly & Co.	599,615	451,917,833
Fulcrum Therapeutics, Inc. (a)	444,767	4,541,071
GH Research PLC (a)	352,153	3,127,119
Harmony Biosciences Holdings, Inc. (a)(d)	555,570	17,833,797
Intra-Cellular Therapies, Inc. (a)	989,136	68,764,735
Merck & Co., Inc.	56,773	7,218,687
Neumora Therapeutics, Inc. (d)	156,446	2,758,143
Novo Nordisk A/S Series B sponsored ADR	461,081	55,223,671
Nuvation Bio, Inc. (a)	2,412,933	4,512,185
OptiNose, Inc. (a)	1,659,373	2,953,684
OptiNose, Inc. warrants (a)	233,127	126,802
Pfizer, Inc.	26,966	716,217
Pharvaris BV (a)	257,919	5,916,662
Pliant Therapeutics, Inc. (a)(d)	478,795	7,598,477
Sienna Biopharmaceuticals, Inc. (a)(c)	406,323	4
Skyhawk Therapeutics, Inc. (a)(b)(c)	127,580	1,465,894
Structure Therapeutics, Inc. ADR	31,587	1,281,485
UCB SA	279,280	32,146,580
		684,086,506
TOTAL HEALTH CARE		2,460,655,297
INDUSTRIALS - 4.0%
Aerospace & Defense - 0.5%
AeroVironment, Inc. (a)	34,551	4,380,721
Lockheed Martin Corp.	42,797	18,327,387
Space Exploration Technologies Corp. Class A (a)(b)(c)	324,714	31,497,258
The Boeing Co. (a)	130,649	26,615,814
		80,821,180
Air Freight & Logistics - 0.0%
Delhivery Private Ltd. (a)	486,000	2,773,709
United Parcel Service, Inc. Class B	22,914	3,397,230
		6,170,939
Building Products - 0.0%
Builders FirstSource, Inc. (a)	20,200	3,942,636
Commercial Services & Supplies - 0.0%
Veralto Corp.	11,313	977,669
Construction & Engineering - 0.2%
Fluor Corp. (a)	491,391	18,083,189
Quanta Services, Inc.	56,904	13,742,885
		31,826,074
Electrical Equipment - 0.8%
Eaton Corp. PLC	294,822	85,203,558
Emerson Electric Co.	211,603	22,609,781
Fluence Energy, Inc. (a)(d)	9,327	142,610
Generac Holdings, Inc. (a)	144,332	16,238,793
Nextracker, Inc. Class A	50,984	2,867,340
NuScale Power Corp. (a)(d)	279,010	864,931
Schneider Electric SA	72,400	16,455,968
Vertiv Holdings Co.	142,042	9,604,880
		153,987,861
Ground Transportation - 1.5%
Avis Budget Group, Inc. (d)	402,979	43,537,851
Bird Global, Inc.:
Stage 1 rights (a)(c)	1,095	0
Stage 2 rights (a)(c)	1,095	0
Stage 3 rights (a)(c)	1,095	0
Hertz Global Holdings, Inc. (a)(d)	75,629	593,688
Lyft, Inc. (a)	1,044,553	16,587,502
Old Dominion Freight Lines, Inc.	14,800	6,548,704
Uber Technologies, Inc. (a)	2,017,768	160,412,556
Union Pacific Corp.	152,134	38,594,874
		266,275,175
Industrial Conglomerates - 0.1%
General Electric Co.	65,708	10,308,928
Honeywell International, Inc.	44,797	8,902,508
		19,211,436
Machinery - 0.5%
Caterpillar, Inc.	137,576	45,944,881
Deere & Co.	68,993	25,185,895
Illinois Tool Works, Inc.	57,955	15,192,903
Ingersoll Rand, Inc.	81,505	7,443,852
		93,767,531
Passenger Airlines - 0.4%
Delta Air Lines, Inc.	407,665	17,232,000
Ryanair Holdings PLC sponsored ADR	7,350	1,016,138
Southwest Airlines Co.	618,185	21,185,200
United Airlines Holdings, Inc. (a)	423,940	19,285,031
Wizz Air Holdings PLC (a)(e)	456,893	12,324,849
		71,043,218
Professional Services - 0.0%
LegalZoom.com, Inc. (a)	220,069	2,728,856
Paylocity Holding Corp. (a)	26,350	4,442,874
		7,171,730
TOTAL INDUSTRIALS		735,195,449
INFORMATION TECHNOLOGY - 46.2%
Communications Equipment - 0.7%
Arista Networks, Inc. (a)	215,506	59,811,535
Ciena Corp. (a)	965,008	54,986,156
Infinera Corp. (a)(d)	4,175,126	20,959,133
		135,756,824
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp. (a)	72,070	4,286,724
TE Connectivity Ltd.	3,657	524,999
		4,811,723
IT Services - 1.7%
Accenture PLC Class A	135,455	50,765,825
Akamai Technologies, Inc. (a)	20,900	2,318,228
Cloudflare, Inc. (a)(d)	1,146,080	112,934,723
IBM Corp.	171,516	31,735,605
Kyndryl Holdings, Inc. (a)	93,300	2,049,801
MongoDB, Inc. Class A (a)	30,663	13,724,146
Okta, Inc. (a)	183,468	19,686,116
Shopify, Inc. Class A (a)	681,262	52,050,294
Snowflake, Inc. (a)	97,181	18,297,239
Twilio, Inc. Class A (a)	12,878	767,400
X Holdings Corp. Class A (b)(c)	26,890	721,997
		305,051,374
Semiconductors & Semiconductor Equipment - 21.0%
Advanced Micro Devices, Inc. (a)	823,314	158,512,644
Allegro MicroSystems LLC (a)	86,778	2,732,639
Applied Materials, Inc.	438,793	88,469,445
Arm Holdings Ltd. ADR (d)	95,889	13,524,185
ASML Holding NV (depository receipt)	29,547	28,119,289
Broadcom, Inc.	50,377	65,514,785
Cirrus Logic, Inc. (a)	294,859	27,073,953
Enphase Energy, Inc. (a)	44,478	5,649,151
First Solar, Inc. (a)	235,545	36,248,020
GlobalFoundries, Inc. (a)	156,339	8,547,053
Impinj, Inc. (a)	191,115	20,873,580
Intel Corp.	8,813	379,400
KLA Corp.	63,674	43,444,770
Lam Research Corp.	23,071	21,646,366
Lattice Semiconductor Corp. (a)	76,634	5,870,931
Marvell Technology, Inc.	1,125,131	80,626,887
Micron Technology, Inc.	223,112	20,216,178
Monolithic Power Systems, Inc.	40,010	28,808,800
NVIDIA Corp.	3,785,558	2,994,830,637
ON Semiconductor Corp. (a)	281,352	22,204,300
Qualcomm, Inc.	165,574	26,125,921
Silicon Laboratories, Inc. (a)	577,299	79,401,704
SiTime Corp. (a)	196,751	18,199,468
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	157,438	20,257,547
Teradyne, Inc.	83,421	8,641,581
Texas Instruments, Inc.	162,633	27,213,380
Wolfspeed, Inc. (a)(d)	130,073	3,384,499
Xsight Labs Ltd. warrants 1/11/34 (a)(b)(c)	24,668	45,142
		3,856,562,255
Software - 14.5%
Adobe, Inc. (a)	242,355	135,786,659
ASAPP, Inc. warrants 8/28/28 (a)(b)(c)	351,555	826,154
Atlassian Corp. PLC (a)	11,234	2,330,156
Autodesk, Inc. (a)	121,043	31,249,671
Bill Holdings, Inc. (a)	33,131	2,098,186
Clear Secure, Inc.	616	11,858
Confluent, Inc. (a)	502,960	17,035,255
CoreWeave, Inc. (b)(c)	41,224	15,011,720
Crowdstrike Holdings, Inc. (a)	146,006	47,327,845
Datadog, Inc. Class A (a)	135,246	17,779,439
DocuSign, Inc. (a)	21,400	1,139,978
Elastic NV (a)	64,354	8,611,209
Freshworks, Inc. (a)	378,382	7,734,128
HubSpot, Inc. (a)	65,816	40,727,599
Intuit, Inc.	94,618	62,721,326
Microsoft Corp.	2,425,624	1,003,335,111
Nutanix, Inc. Class A (a)	4,221,235	266,613,203
Oracle Corp.	2,229,506	248,991,230
Palantir Technologies, Inc. (a)	365,911	9,177,048
Palo Alto Networks, Inc. (a)	119,983	37,260,721
PTC, Inc. (a)	5,121	937,194
RingCentral, Inc. (a)	37,909	1,266,919
Salesforce, Inc.	1,207,072	372,767,975
Samsara, Inc. (a)	129,004	4,457,088
SentinelOne, Inc. (a)(d)	79,888	2,250,445
ServiceNow, Inc. (a)	283,131	218,390,266
Stripe, Inc. Class B (a)(b)(c)	38,500	977,515
UiPath, Inc. Class A (a)	1,735,718	41,223,303
Workday, Inc. Class A (a)	72,461	21,351,358
Zoom Video Communications, Inc. Class A (a)	260,225	18,405,714
Zscaler, Inc. (a)	95,701	23,156,771
		2,660,953,044
Technology Hardware, Storage & Peripherals - 8.3%
Apple, Inc.	6,969,985	1,259,824,789
Pure Storage, Inc. Class A (a)	4,880,762	256,972,119
Samsung Electronics Co. Ltd. (a)	89,935	4,943,204
Seagate Technology Holdings PLC	49,700	4,624,585
Super Micro Computer, Inc. (a)	2,400	2,078,688
		1,528,443,385
TOTAL INFORMATION TECHNOLOGY		8,491,578,605
MATERIALS - 0.5%
Chemicals - 0.2%
Albemarle Corp. (d)	48,454	6,679,384
Corteva, Inc.	340,015	18,197,603
Farmers Business Network, Inc. (a)(c)	9,829	21,329
Farmers Business Network, Inc. warrants 9/27/33 (a)(b)(c)	993,920	2,146,867
		27,045,183
Metals & Mining - 0.3%
Barrick Gold Corp. (Canada)	469,909	6,852,226
Freeport-McMoRan, Inc.	1,374,377	51,965,194
		58,817,420
TOTAL MATERIALS		85,862,603
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp.	90,188	17,934,786
Equinix, Inc.	7,700	6,843,914
		24,778,700
TOTAL COMMON STOCKS (Cost $11,002,732,317)		18,084,123,187

Preferred Stocks - 1.5%
	Shares	Value ($)
Convertible Preferred Stocks - 1.5%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	49,039	10,843,994
Reddit, Inc.:
Series E(a)(b)(c)	4,501	131,744
Series F(a)(b)(c)	88,486	2,589,985
		13,565,723
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(c)	22,348	9,610
Series C(a)(b)(c)	87,936	65,073
Series D(a)(b)(c)	219,600	237,168
		311,851
Broadline Retail - 0.0%
Meesho Series F (a)(b)(c)	66,982	3,422,110

Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(b)(c)	1,400	351,876

Textiles, Apparel & Luxury Goods - 0.1%
Canva, Inc.:
Series A(b)(c)	1,477	1,575,457
Series A2(b)(c)	268	285,865
Freenome, Inc.:
Series C(a)(b)(c)	141,369	999,479
Series D(a)(b)(c)	125,665	934,948
Laronde, Inc. Series B (a)(b)(c)	81,282	2,275,896
		6,071,645
TOTAL CONSUMER DISCRETIONARY		10,157,482

CONSUMER STAPLES - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands, Inc.:
Series G(a)(b)(c)	19,907	968,675
Series H(a)(b)(c)	20,720	1,269,100
		2,237,775
Food Products - 0.0%
AgBiome LLC Series D (a)(b)(c)	511,821	179,137
Bowery Farming, Inc.:
Series C1(a)(b)(c)	27,155	216,154
Series D1(b)(c)	14,709	78,252
		473,543
TOTAL CONSUMER STAPLES		2,711,318

FINANCIALS - 0.1%
Financial Services - 0.1%
Akeana Series C (b)(c)	113,800	1,447,536
Kartos Therapeutics, Inc. Series C (b)(c)	472,772	2,770,444
Paragon Biosciences Emalex Capital, Inc.:
Series C(a)(b)(c)	109,967	1,299,810
Series D1(a)(b)(c)	190,900	2,262,165
Series D2(a)(b)(c)	15,557	175,172
Saluda Medical, Inc.:
Series D(b)(c)	154,870	1,906,450
Series E(b)(c)	287,593	2,481,928
Tenstorrent Holdings, Inc. Series C1 (b)(c)	32,710	1,980,591
		14,324,096
HEALTH CARE - 0.5%
Biotechnology - 0.4%
Altos Labs, Inc. Series B (a)(b)(c)	124,464	2,740,697
Ankyra Therapeutics Series B (a)(b)(c)	329,325	1,452,323
Asimov, Inc. Series B (a)(b)(c)	19,920	953,371
Bright Peak Therapeutics AG Series B (a)(b)(c)	282,257	468,547
Caris Life Sciences, Inc. Series D (a)(b)(c)	258,638	721,600
Castle Creek Biosciences, Inc.:
Series C(a)(b)(c)	582	135,653
Series D1(a)(b)(c)	4,476	944,078
Series D2(a)(b)(c)	1,254	235,163
Cellanome, Inc. Series B (b)(c)	400,974	2,995,276
Cleerly, Inc. Series C (a)(b)(c)	294,888	3,175,944
Deep Genomics, Inc. Series C (a)(b)(c)	155,443	1,702,101
Element Biosciences, Inc.:
Series B(a)(b)(c)	125,057	1,499,433
Series C(a)(b)(c)	114,255	1,369,917
ElevateBio LLC Series C (a)(b)(c)	247,600	859,172
Fog Pharmaceuticals, Inc.:
Series D(a)(b)(c)	272,597	1,665,568
Series E(b)(c)	202,540	1,261,824
Generate Biomedicines:
Series B(a)(b)(c)	191,856	2,273,494
Series C(b)(c)	105,751	1,253,149
Genesis Therapeutics, Inc. Series B (b)(c)	583,881	2,983,632
Inscripta, Inc.:
Series D(a)(b)(c)	277,957	761,602
Series E(a)(b)(c)	215,182	735,922
LifeMine Therapeutics, Inc. Series C (a)(b)(c)	1,759,782	3,642,749
National Resilience, Inc.:
Series B(a)(b)(c)	182,315	8,769,352
Series C(a)(b)(c)	74,748	3,595,379
Odyssey Therapeutics, Inc.:
Series B(a)(b)(c)	458,024	2,784,786
Series C(b)(c)	442,442	2,398,036
Quell Therapeutics Ltd. Series B (a)(b)(c)	822,639	1,661,731
Rapport Therapeutics, Inc. Series B (b)(c)	1,743,823	3,173,758
SalioGen Therapeutics, Inc. Series B (a)(b)(c)	14,028	939,876
Sonoma Biotherapeutics, Inc.:
Series B(a)(b)(c)	587,934	1,752,043
Series B1(a)(b)(c)	313,559	1,050,423
T-Knife Therapeutics, Inc. Series B (a)(b)(c)	241,456	1,016,530
Treeline Biosciences:
Series A(a)(b)(c)	283,817	2,324,461
Series A1(a)(b)(c)	151,334	1,269,692
		64,567,282
Health Care Equipment & Supplies - 0.1%
Blink Health LLC:
Series C(a)(b)(c)	145,007	6,876,232
Series C1(b)(c)	56,458	2,677,238
Kardium, Inc. Series D6 (a)(b)(c)	1,087,032	837,015
Medical Microinstruments, Inc. Series C (b)(c)	81,214	2,707,163
		13,097,648
Health Care Providers & Services - 0.0%
Boundless Bio, Inc.:
Series B(a)(b)(c)	756,226	710,852
Series C(b)(c)	1,833,120	1,338,178
Conformal Medical, Inc.:
Series C(a)(b)(c)	140,186	642,052
Series D(b)(c)	153,658	811,314
Scorpion Therapeutics, Inc. Series B (a)(b)(c)	260,848	401,706
		3,904,102
Health Care Technology - 0.0%
Aledade, Inc.:
Series B1(a)(b)(c)	26,096	1,228,078
Series E1(a)(b)(c)	21,357	1,005,060
DNA Script:
Series B(a)(b)(c)	6	749
Series C(a)(b)(c)	2,549	974,512
Omada Health, Inc. Series E (a)(b)(c)	636,551	2,539,838
PrognomIQ, Inc.:
Series A5(a)(b)(c)	37,950	66,413
Series B(a)(b)(c)	196,968	482,572
Series C(a)(b)(c)	65,704	182,000
Wugen, Inc. Series B (a)(b)(c)	121,894	689,920
		7,169,142
Pharmaceuticals - 0.0%
Agomab Therapeutics SA Series C (b)(c)	15,098	3,749,531
Galvanize Therapeutics Series B (a)(b)(c)	1,125,997	1,159,777
		4,909,308
TOTAL HEALTH CARE		93,647,482

INDUSTRIALS - 0.4%
Aerospace & Defense - 0.4%
Space Exploration Technologies Corp.:
Series G(a)(b)(c)	7,729	7,497,130
Series J(b)(c)	52,171	50,605,870
Series N(a)(b)(c)	19,900	19,303,000
		77,406,000
Construction & Engineering - 0.0%
Beta Technologies, Inc.:
Series A(a)(b)(c)	10,545	1,199,388
Series B, 6.00%(a)(b)(c)	20,919	2,639,559
		3,838,947
TOTAL INDUSTRIALS		81,244,947

INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment, Instruments & Components - 0.1%
Enevate Corp. Series E (a)(b)(c)	754,820	634,049
Menlo Micro, Inc. Series C (a)(b)(c)	993,699	695,589
VAST Data Ltd.:
Series A(b)(c)	107,503	1,625,445
Series A1(b)(c)	264,598	4,000,722
Series A2(b)(c)	304,373	4,602,120
Series B(b)(c)	242,193	3,661,958
Series C(b)(c)	7,060	106,747
Series E(b)(c)	231,432	3,499,252
		18,825,882
Semiconductors & Semiconductor Equipment - 0.1%
Alif Semiconductor Series C (a)(b)(c)	43,034	819,798
Astera Labs, Inc.:
Series A(a)(b)(c)	40,298	855,124
Series B(a)(b)(c)	6,861	145,590
Series C(a)(b)(c)	186,200	3,951,164
Series D(a)(b)(c)	136,786	2,902,599
Retym, Inc. Series C (b)(c)	202,380	1,693,921
SiMa.ai:
Series B(a)(b)(c)	299,482	2,039,472
Series B1(a)(b)(c)	167,848	1,307,536
Xsight Labs Ltd.:
Series D(a)(b)(c)	122,201	626,891
Series D1(b)(c)	82,226	609,295
		14,951,390
Software - 0.1%
ASAPP, Inc. Series D (b)(c)	612,736	1,727,916
Bolt Technology OU Series E (a)(b)(c)	17,815	2,082,754
Databricks, Inc.:
Series G(a)(b)(c)	37,815	3,102,721
Series H(a)(b)(c)	56,085	4,601,774
Series I(b)(c)	3,131	256,899
Evozyne, Inc.:
Series A(a)(b)(c)	78,000	1,318,200
Series B(b)(c)	95,720	1,637,769
Skyryse, Inc. Series B (a)(b)(c)	117,653	2,389,532
Stripe, Inc. Series H (a)(b)(c)	14,400	365,616
		17,483,181
Technology Hardware, Storage & Peripherals - 0.0%
Lightmatter, Inc.:
Series C(b)(c)	136,712	2,984,423
Series C2(b)(c)	21,474	556,177
		3,540,600
TOTAL INFORMATION TECHNOLOGY		54,801,053

MATERIALS - 0.0%
Chemicals - 0.0%
Farmers Business Network, Inc. Series G (a)(b)(c)	33,030	71,675

Metals & Mining - 0.0%
Diamond Foundry, Inc. Series C (a)(b)(c)	301,038	7,537,992

TOTAL MATERIALS		7,609,667

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials:
Series C(a)(b)(c)	20,469	814,257
Series D(b)(c)	7,960	316,649
		1,130,906
TOTAL CONVERTIBLE PREFERRED STOCKS		279,192,674
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Waymo LLC Series A2 (a)(b)(c)	6,592	343,443

FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series E (a)(b)(c)	127,757	3,393,226

TOTAL NONCONVERTIBLE PREFERRED STOCKS		3,736,669
TOTAL PREFERRED STOCKS (Cost $275,155,612)		282,929,343

Convertible Bonds - 0.0%
	Principal Amount (h)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27 (b)(c)	310,600	420,894
4% 6/12/27 (b)(c)	82,200	111,389
5.5% 10/29/26 (b)(c)(i)	2,123,455	2,187,159
		2,719,442
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Galvanize Therapeutics 6% 2/28/27 (b)(c)	1,089,800	1,090,127
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Evozyne, Inc. 6% 9/13/28 pay-in-kind (b)(c)	1,509,703	1,619,911
MATERIALS - 0.0%
Chemicals - 0.0%
Farmers Business Network, Inc. 15% 9/28/25 (b)(c)	993,920	1,317,839
TOTAL CONVERTIBLE BONDS (Cost $6,109,678)		6,747,319

Preferred Securities - 0.0%
	Principal Amount (h)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc. 8% 12/31/25 (b)(c)	280,502	514,974
FINANCIALS - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings, Inc. 5% 11/6/25 (b)(c)	993,812	1,070,634
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Kardium, Inc. 0% (b)(c)(j)	1,541,987	1,168,826
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp. 6% (b)(c)(j)	39,251	40,852
TOTAL PREFERRED SECURITIES (Cost $2,855,552)		2,795,286

Money Market Funds - 2.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (k)	11,859,428	11,861,800
Fidelity Securities Lending Cash Central Fund 5.39% (k)(l)	440,709,332	440,753,403
TOTAL MONEY MARKET FUNDS (Cost $452,615,203)		452,615,203

TOTAL INVESTMENT IN SECURITIES - 102.4% (Cost $11,739,468,362)	18,829,210,338
NET OTHER ASSETS (LIABILITIES) - (2.4)%	(440,619,279)
NET ASSETS - 100.0%	18,388,591,059

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $395,005,845 or 2.1% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,434,053 or 0.1% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)	Amount is stated in United States dollars unless otherwise noted.
(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Security is perpetual in nature with no stated maturity date.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.
(m)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $1,676,592 and all restrictions are set to expire on or before  May 31, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Adimab LLC	1/19/21	10,078,725

AgBiome LLC Series D	9/03/21	3,033,967

Agomab Therapeutics SA Series C	10/03/23	3,296,587

Akeana Series C	1/23/24	1,452,179

Aledade, Inc. Series B1	5/07/21	999,234

Aledade, Inc. Series E1	5/20/22	1,063,886

Alif Semiconductor Series C	3/08/22	873,527

Altos Labs, Inc. Series B	7/22/22	2,383,286

Ankyra Therapeutics Series B	8/26/21	1,854,693

ASAPP, Inc. warrants 8/28/28	8/29/23	0

ASAPP, Inc. Series D	8/29/23	2,366,080

Asimov, Inc. Series B	10/29/21	1,846,200

Astera Labs, Inc. Series A	5/17/22	819,631

Astera Labs, Inc. Series B	5/17/22	139,556

Astera Labs, Inc. Series C	8/24/21	1,251,934

Astera Labs, Inc. Series D	5/17/22	2,782,101

Avidity Biosciences, Inc.	2/29/24	3,196,050

AVROBIO, Inc.	1/30/24	2,194,501

Beta Technologies, Inc. Series A	4/09/21	772,632

Beta Technologies, Inc. Series B, 6.00%	4/04/22	2,158,213

Blink Health LLC Series A1	12/30/20	1,786,125

Blink Health LLC Series C	11/07/19 - 7/14/21	5,535,788

Blink Health LLC Series C1	7/15/22 - 2/02/24	2,193,318

Bolt Technology OU Series E	1/03/22	4,628,275

Boundless Bio, Inc. Series B	4/23/21	1,020,905

Boundless Bio, Inc. Series C	4/05/23	1,283,184

Bowery Farming, Inc. Series C1	5/18/21	1,636,070

Bowery Farming, Inc. Series D1	10/25/23	138,975

Bowery Farming, Inc. warrants	10/25/23	0

Bright Peak Therapeutics AG Series B	5/14/21	1,102,496

ByteDance Ltd. Series E1	11/18/20	5,373,408

Canva, Inc. Series A	9/22/23	1,575,458

Canva, Inc. Series A2	9/22/23	285,865

Caris Life Sciences, Inc.	10/06/22	2,031,630

Caris Life Sciences, Inc. Series D	5/11/21	2,094,968

Castle Creek Biosciences, Inc. Series C	12/09/19	239,697

Castle Creek Biosciences, Inc. Series D1	4/19/22	962,474

Castle Creek Biosciences, Inc. Series D2	6/28/21	215,100

Cellanome, Inc. Series B	1/08/24	3,003,295

Circle Internet Financial Ltd. Series E	5/11/21	2,073,500

Cleerly, Inc. Series C	7/08/22	3,473,958

Conformal Medical, Inc. Series C	7/24/20	514,071

Conformal Medical, Inc. Series D	5/26/23	780,530

CoreWeave, Inc.	11/29/23	12,773,669

Databricks, Inc. Series G	2/01/21	2,235,722

Databricks, Inc. Series H	8/31/21	4,121,358

Databricks, Inc. Series I	9/14/23	230,129

Deep Genomics, Inc. Series C	7/21/21	2,254,110

Diamond Foundry, Inc. Series C	3/15/21	7,224,912

Dianthus Therapeutics, Inc. (unlisted)	5/03/23 - 1/22/24	3,042,850

Discord, Inc. Series I	9/15/21	770,874

DNA Script	12/17/21	443,611

DNA Script Series B	12/17/21	4,804

DNA Script Series C	10/01/21	2,217,248

Dragonfly Therapeutics, Inc.	12/19/19	830,209

Element Biosciences, Inc. Series B	12/13/19	655,374

Element Biosciences, Inc. Series C	6/21/21	2,348,706

ElevateBio LLC Series C	3/09/21	1,038,682

Enevate Corp. Series E	1/29/21	836,858

Enevate Corp. 6%	11/02/23	39,251

Epic Games, Inc.	7/13/20 - 7/30/20	2,875,000

Evozyne, Inc. Series A	4/09/21	1,752,660

Evozyne, Inc. Series B	9/14/23	1,482,703

Evozyne, Inc. 6% 9/13/28 pay-in-kind	9/14/23 - 12/13/23	1,509,703

Fanatics, Inc. Class A	8/13/20 - 10/24/22	7,298,410

Farmers Business Network, Inc. warrants 9/27/33	9/29/23	1

Farmers Business Network, Inc. Series G	9/15/21	2,053,072

Farmers Business Network, Inc. 15% 9/28/25	9/29/23	993,920

Fog Pharmaceuticals, Inc. Series D	11/17/22	2,933,989

Fog Pharmaceuticals, Inc. Series E	2/29/24	1,261,439

Freenome, Inc. Series C	8/14/20	934,916

Freenome, Inc. Series D	11/22/21	947,803

Galvanize Therapeutics Series B	3/29/22	1,949,422

Galvanize Therapeutics 6% 2/28/27	2/28/24	1,089,800

Generate Biomedicines Series B	11/02/21	2,273,494

Generate Biomedicines Series C	6/05/23	1,253,149

Genesis Therapeutics, Inc. Series B	8/10/23	2,982,231

GoBrands, Inc. Series G	3/02/21	4,971,122

GoBrands, Inc. Series H	7/22/21	8,049,525

Inscripta, Inc. Series D	11/13/20	1,270,263

Inscripta, Inc. Series E	3/30/21	1,900,057

JUUL Labs, Inc. Class A	2/23/24	2,867,386

Kardium, Inc. Series D6	12/30/20	1,104,251

Kardium, Inc. 0%	12/30/20	1,541,987

Kartos Therapeutics, Inc. Series C	8/22/23	2,672,580

Korro Bio, Inc.	7/14/23	1,212,586

Laronde, Inc. Series B	8/13/21	2,275,896

LifeMine Therapeutics, Inc. Series C	2/15/22	3,583,954

Lightmatter, Inc. Series C	5/19/23	2,249,842

Lightmatter, Inc. Series C2	12/18/23	558,363

Medical Microinstruments, Inc. warrants 2/16/31	2/16/24	0

Medical Microinstruments, Inc. Series C	2/16/24	2,707,163

Meesho Series F	9/21/21	5,135,664

Menlo Micro, Inc. Series C	2/09/22	1,317,148

National Resilience, Inc. Series B	12/01/20	2,490,423

National Resilience, Inc. Series C	6/28/21	3,319,559

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	310,600

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	82,200

Neutron Holdings, Inc. 5.5% 10/29/26	10/29/21 - 10/27/23	2,123,455

Odyssey Therapeutics, Inc. Series B	9/30/22	2,892,806

Odyssey Therapeutics, Inc. Series C	10/25/23	2,212,210

Omada Health, Inc. Series E	12/22/21	3,816,251

Paragon Biosciences Emalex Capital, Inc. Series C	2/26/21	1,176,647

Paragon Biosciences Emalex Capital, Inc. Series D1	10/21/22	2,067,447

Paragon Biosciences Emalex Capital, Inc. Series D2	5/18/22	134,101

PrognomIQ, Inc. Series A5	8/20/20	22,922

PrognomIQ, Inc. Series B	9/11/20	450,094

PrognomIQ, Inc. Series C	2/16/22	201,054

Quell Therapeutics Ltd. Series B	11/24/21	1,554,788

Rad Power Bikes, Inc.	1/21/21	826,883

Rad Power Bikes, Inc. warrants 10/6/33	10/06/23	0

Rad Power Bikes, Inc. Series A	1/21/21	107,803

Rad Power Bikes, Inc. Series C	1/21/21	424,189

Rad Power Bikes, Inc. Series D	9/17/21	2,104,602

Rad Power Bikes, Inc. 8% 12/31/25	10/06/23	280,502

Rapport Therapeutics, Inc. Series B	8/11/23	2,924,862

Reddit, Inc. Series E	5/18/21	191,176

Reddit, Inc. Series F	8/11/21	5,467,939

Redwood Materials Series C	5/28/21	970,302

Redwood Materials Series D	6/02/23	379,977

Retym, Inc. Series C	5/17/23 - 6/20/23	1,574,880

SalioGen Therapeutics, Inc. Series B	12/10/21	1,485,060

Saluda Medical, Inc. warrants 1/20/27	1/20/22	0

Saluda Medical, Inc. Series D	1/20/22	1,975,505

Saluda Medical, Inc. Series E	4/06/23	2,321,968

Scholar Rock Holding Corp. warrants 12/31/25	6/17/22	0

Scorpion Therapeutics, Inc. Series B	1/08/21	631,103

SiMa.ai Series B	5/10/21	1,535,564

SiMa.ai Series B1	4/25/22 - 10/17/22	1,190,194

Skyhawk Therapeutics, Inc.	5/21/21	2,094,864

Skyryse, Inc. Series B	10/21/21	2,903,673

Sonoma Biotherapeutics, Inc. Series B	7/26/21	1,161,934

Sonoma Biotherapeutics, Inc. Series B1	7/26/21	929,546

Space Exploration Technologies Corp. Class A	2/16/21 - 5/24/22	21,637,941

Space Exploration Technologies Corp. Series G	9/07/23	6,260,490

Space Exploration Technologies Corp. Series J	9/07/23	42,258,510

Space Exploration Technologies Corp. Series N	8/04/20	5,373,000

Spyre Therapeutics, Inc.	6/22/23 - 12/07/23	1,163,378

Stripe, Inc. Class B	5/18/21	1,544,943

Stripe, Inc. Series H	3/15/21	577,800

T-Knife Therapeutics, Inc. Series B	6/30/21	1,392,911

Tango Therapeutics, Inc.	8/09/23	855,271

Tenstorrent Holdings, Inc. Series C1	4/23/21	1,944,778

Tenstorrent Holdings, Inc. 5% 11/6/25	11/06/23	993,812

The Beauty Health Co.	12/08/20	4,286,430

The Oncology Institute, Inc.	6/28/21	4,467,880

Treeline Biosciences Series A	7/30/21 - 10/27/22	2,221,578

Treeline Biosciences Series A1	10/27/22	1,303,031

VAST Data Ltd. Series A	11/28/23	1,182,533

VAST Data Ltd. Series A1	11/28/23	2,910,578

VAST Data Ltd. Series A2	11/28/23	3,348,103

VAST Data Ltd. Series B	11/28/23	2,664,123

VAST Data Ltd. Series C	11/28/23	77,660

VAST Data Ltd. Series E	11/28/23	5,091,504

Waymo LLC Series A2	5/08/20	566,037

Wugen, Inc. Series B	7/09/21	945,276

X Holdings Corp. Class A	10/27/21	2,482,445

Xsight Labs Ltd. warrants 1/11/34	1/11/24	0

Xsight Labs Ltd. Series D	2/16/21	977,119

Xsight Labs Ltd. Series D1	1/11/24	657,479

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	34,870,540	236,978,124	259,986,864	617,959	-	-	11,861,800	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	346,108,627	471,904,841	377,260,065	472,745	-	-	440,753,403	1.4%
Total	380,979,167	708,882,965	637,246,929	1,090,704	-	-	452,615,203

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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